Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1]	¥ (119,808)	¥ (63,232)
Interest income on Loans, including fees		(1,020,156)	(973,824)
Other non-interest income		(35,274)	(56,426)
Other non-interest expenses		179,967	177,278
Income before income tax expense		(510,193)	(1,273,959)
Income tax expense		97,073	409,999
Net of tax		(413,120)	(863,960)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense		(125,776)	(58,980)
Income tax expense		42,861	21,156
Net of tax		(82,915)	(37,824)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		5,964	1,190
Income before income tax expense		(117,170)	(59,713)
Income tax expense		40,152	21,184
Net of tax		(77,018)	(38,529)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		(123,134)	(60,903)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(136)	(221)
Income before income tax expense		(8,937)	(5,290)
Income tax expense		3,512	2,079
Net of tax		(5,425)	(3,211)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(8,801)	(5,069)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	[2]	10,124	11,334
Prior service cost	[2]	(5,425)	(5,108)
Loss (gain) on settlements and curtailment, and other	[2]	(590)	(715)
Income before income tax expense		4,109	5,511
Income tax expense		(1,719)	(1,908)
Net of tax		2,390	3,603
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(3,778)
Other non-interest expenses			512
Income before income tax expense		(3,778)	512
Income tax expense		916	(199)
Net of tax		¥ (2,862)	¥ 313

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥956 million and ¥1,211 million; Other comprehensive income-net by ¥67 million and ¥12 million; Total credit losses by ¥1,023 million and ¥1,223 million, for the six months ended September 30, 2014 and 2015, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.